Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Timing. The Company’s long-standing practice has been to grant equity awards on a predetermined schedule. Annual awards are made in the first quarter of the fiscal year, and typically occur prior to the Company’s release of the financial results for the prior fiscal year through the filing of a Current Report on Form 8-K and accompanying earnings release and earnings call, and before the filing of the Company’s Annual Report. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted at the start of the new fiscal year to incentivize the executives to deliver on the Company’s strategic objectives for the new fiscal year.
Off-cycle awards (such as special retention awards, or awards relating to new hires or promotions) may occasionally occur at other times throughout the year, and are generally approved at a regularly scheduled quarterly meeting of the Compensation Committee. The timing of such awards is therefore dictated primarily by the event giving rise to the award (e.g., new hire, promotion, etc.) and the schedules of the Committee members approving the award. The Company did not time the disclosure of material nonpublic information to affect the value of executive compensation awarded in 2024.

Award Timing Method	The Company’s long-standing practice has been to grant equity awards on a predetermined schedule. Annual awards are made in the first quarter of the fiscal year, and typically occur prior to the Company’s release of the financial results for the prior fiscal year through the filing of a Current Report on Form 8-K and accompanying earnings release and earnings call, and before the filing of the Company’s Annual Report.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Annual awards are made in the first quarter of the fiscal year, and typically occur prior to the Company’s release of the financial results for the prior fiscal year through the filing of a Current Report on Form 8-K and accompanying earnings release and earnings call, and before the filing of the Company’s Annual Report. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted at the start of the new fiscal year to incentivize the executives to deliver on the Company’s strategic objectives for the new fiscal year.
Off-cycle awards (such as special retention awards, or awards relating to new hires or promotions) may occasionally occur at other times throughout the year, and are generally approved at a regularly scheduled quarterly meeting of the Compensation Committee. The timing of such awards is therefore dictated primarily by the event giving rise to the award (e.g., new hire, promotion, etc.) and the schedules of the Committee members approving the award.
MNPI Disclosure Timed for Compensation Value	false